Pension Plans and Postretirement Benefits	12 Months Ended
Jan. 03, 2016
Compensation and Retirement Disclosure [Abstract]
Pension Plans and Postretirement Benefits
Pension Plans and Postretirement Benefits
Pension Plans
Teledyne has a defined benefit pension plan covering substantially all U.S. employees hired before January 1, 2004, or approximately 18% of Teledyne’s active employees. As of January 1, 2004, new hires participate in a defined contribution plan only. The Company also has several foreign-based defined benefit pension plans.
Teledyne’s domestic pension expense was $2.0 million in 2015, compared with pension income of $1.7 million in 2014 and $16.6 million in 2013. In the first quarter of 2015, Teledyne froze its non-qualified pension plan for top executives which resulted in a one-time gain of $1.2 million. In accordance with U.S. Government Cost Accounting Standards (“CAS”), $13.8 million, $13.8 million and $14.5 million was recoverable from certain government contracts, for 2015, 2014 and 2013, respectively. Teledyne did not make any cash contributions to its domestic pension plan in 2015 or in 2014. In 2013, Teledyne made a voluntary pretax cash contribution to its domestic plan of $83.0 million, prior to any recovery from the U.S. Government. In 2016, we are not required, and are not planning, to make any cash contributions to the domestic qualified pension plan.
In 2014, the Company offered lump-sum payments out of the qualified pension plan to certain plan participants whose employment with Teledyne had terminated. Additionally, the qualified pension plan was amended in 2015 to allow participants who retire in the future to elect a lump-sum payment. In 2015 and 2014, the Company made lump sum payments of approximately $10.5 million and $32.4 million, respectively, from the domestic plan assets to certain participants in the domestic plan as a result of these lump sum offers. In 2014, the Society of Actuaries released revised mortality tables, which update life expectancy assumptions.  In consideration of these tables, in 2014, we modified the mortality assumptions used in determining our pension and post-retirement benefit obligations.  The impact of these mortality assumptions increased our pension obligation and increased future pension expense.
The Company’s contributions associated with 401(k) plans were $10.1 million, $9.5 million and $9.1 million, for 2015, 2014 and 2013, respectively.

Net periodic benefit (income) expense - in millions:	Domestic			Foreign
	2015	2014	2013	2015	2014	2013
Service cost - benefits earned during the period	$12.4	$11.7	$14.4	$0.9	$0.8	$0.9
Interest cost on benefit obligation	37.8	40.3	36.3	1.7	2.2	1.9
Expected return on plan assets	(74.4)	(73.7)	(70.1)	(2.2)	(2.6)	(2.0)
Amortization of prior service cost	(6.0)	(4.6)	(4.6)	—	—	—
Amortization of actuarial loss	33.4	24.6	40.6	0.6	—	0.1
Curtailment	(1.2)	—	—	—	—	—
Net periodic benefit (income) expense	$2.0	$(1.7)	$16.6	$1.0	$0.4	$0.9

The expected long-term rate of return on plan assets is reviewed annually, taking into consideration the Company’s asset allocation, historical returns on the types of assets held, and the current economic environment. We determined the discount rate based on a model which matches the timing and amount of expected benefit payments to maturities of high-quality corporate bonds priced as of the pension plan measurement date. The yields on the bonds are used to derive a discount rate for the obligation.
The following assumptions were used to measure the net benefit income/cost within each respective year:

Pension Plan Assumptions:	Weighted average discount rate	Weighted average increase in future compensation levels	Expected weighted-average long-term rate of return

Domestic plan - 2015	4.50%	2.75%	8.25%
Domestic plan - 2014	5.40%	2.75%	8.25%
Domestic plan - 2013	4.40%	2.75%	8.25%

Foreign plans 2015	1.20% - 3.50%	1.30% - 2.40%	1.80% - 6.40%
Foreign plans 2014	2.10% - 4.30%	1.75% - 2.50%	3.00% - 6.40%
Foreign plans 2013	1.80% - 4.20%	1.75% - 2.50%	3.00% - 5.50%

For its domestic pension plans the Company is projecting a long-term rate of return on plan assets of 8.00% in 2016. For its foreign based pension plans the Company is projecting a long-term rate of return on plan assets will range from 1.40% to 6.5% in 2016.

	Domestic		Foreign
	2015	2014	2015	2014
Changes in benefit obligation (in millions):
Benefit obligation - beginning of year	$878.4	$768.9	$61.1	$60.3
Service cost - benefits earned during the year	12.4	11.7	0.9	0.8
Interest cost on projected benefit obligation	37.8	40.3	1.7	2.2
Actuarial (gain) loss	(33.8)	134.5	(0.9)	11.4
Benefits paid(a)	(57.2)	(78.6)	(2.8)	(2.4)
Plan amendments(b)	(17.0)	1.6	(0.2)	(0.1)
Other - including foreign currency	(0.2)	—	(3.2)	(11.1)
Benefit obligation - end of year	$820.4	$878.4	$56.6	$61.1

Accumulated benefit obligation - end of year	$817.8	$875.5	$53.7	$59.2

(a)	The 2015 and 2014 amounts include lump sum payments to certain participants of $10.5 million and $32.4 million, respectively.
(b)	The $17.0 million amount reflects the impact of actions taken in 2015 whereby Teledyne amended the qualified pension plan to allow participant to elect a lump-sum payment form upon retirement.

The key assumptions used to measure the benefit obligation at each respective year-end were:

Key assumptions:	Domestic Plan			Foreign Plans
	2015	2014	2013	2015	2014	2013
Discount rate	4.91%	4.50%	5.40%	0.90% - 3.60%	1.20% - 3.50%	2.10% - 4.30%
Salary growth rate	2.75%	2.75%	2.75%	1.00% - 2.40%	1.70% - 2.40%	1.75% - 2.50%

	Domestic		Foreign
	2015	2014	2015	2014
Changes in plan assets (in millions):
Fair value of plan assets - beginning of year	$957.5	$986.3	$47.6	$52.1
Actual return on plan assets	(12.1)	47.5	0.7	4.7
Employer contribution - other benefit plan	2.2	2.3	0.7	3.3
Foreign currency changes	—	—	(2.4)	(3.5)
Benefits paid	(57.2)	(78.6)	(2.8)	(2.4)
Other	—	—	—	(6.6)
Fair value of net plan assets - end of year	$890.4	$957.5	$43.8	$47.6

The measurement date for the Company’s pension plans is December 31.
The following table sets forth the funded status of the pension plans and amounts recognized in the consolidated balance sheets at year end 2015 and 2014 qualified plans, foreign plans and U.S. unfunded non-qualified plans for benefits provided to certain employees (in millions):

	Domestic		Foreign
	2015	2014	2015	2014
Funded status	$70.0	$79.1	$(12.8)	$(13.5)

Amounts recognized in the consolidated balance sheets:
Prepaid pension asset long-term (a)	$111.0	$86.1	$—	$—
Accrued pension obligation long-term	(33.8)	—	(12.8)	(13.5)
Accrued pension obligation short-term	(2.2)	(1.8)	—	—
Other long-term liabilities	(5.0)	(5.2)	—	—
Net amount recognized	$70.0	$79.1	$(12.8)	$(13.5)

Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$(36.7)	$(27.0)	$(0.3)	$(0.1)
Net loss	398.6	379.6	13.0	12.9
Net amount recognized, before tax effect	$361.9	$352.6	$12.7	$12.8

(a) Includes the long-term non-qualified unfunded domestic pension plan obligation of $36.7 million at year-end 2014. This plan was frozen in 2015.

Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

(in millions)	2015	2014
Projected benefit obligation	$97.6	$105.0
Accumulated benefit obligation	$94.7	$102.9
Fair value of plan assets	$43.8	$47.7

 At year-end 2015 and 2014 the Company had a non-cash reduction to stockholders’ equity of $232.3 million and $227.3 million, respectively, related to its pension and postretirement plans. The non-cash reductions to stockholders’ equity did not affect net income and were recorded net of deferred taxes of $3.0 million in 2015 and $56.2 million in 2014.
At January 3, 2016, the estimated amounts of the minimum liability adjustment that are expected to be recognized as components of net periodic benefit cost during 2016 for the pension plans are: net loss $27.2 million and net prior service credit $6.1 million.

Estimated future pension plan benefit payments (in millions):	Domestic	Foreign
2016	$57.0	$2.3
2017	58.6	2.3
2018	58.7	2.5
2019	59.0	2.2
2020	59.2	2.4
2021-2025	299.3	12.8
Total	$591.8	$24.5

The following table sets forth the percentage of year-end market value by asset class for the pension plans:

Market value by asset class:	Domestic Plan Assets % to Total		Foreign Plan Assets % to Total
	2015	2014	2015	2014
Equity instruments	59%	59%	75%	62%
Fixed income instruments	29	30	15	11
Alternates and other	12	11	10	27
Total	100%	100%	100%	100%

The Company has an active management policy for a portion of the pension assets in the domestic pension plan. The long term asset allocation target for the domestic plan consists of 70% in equity instruments including a portion in alternatives and 30% in fixed income instruments. The balance in equity instruments for the domestic plan can range from 45% to 75% before rebalancing is required under the Company’s policy. The investment policy for the plan based in the United Kingdom is set by the Company along with the trustees of the foreign plan. The current long-term asset allocation target for the plan based in the United Kingdom includes a target of 60% in equity instruments including a portion in alternatives and 40% in fixed income instruments and other.
The pension plan’s investments are stated at fair value. Plan investments that are considered a level 1 fair value hierarchy and are valued at quoted market prices in active markets. Plan investments that are considered a level 2 fair value hierarchy and are valued based on observable market data. Plan investments that would be considered a level 3 fair value hierarchy are valued based on management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The fair values of the Company’s net pension assets, by fair value hierarchy, for both the U.S and foreign pension plans as of January 3, 2016, by asset category are as follows (in millions):

Asset category:(a)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (b)	$—	$30.3	$—	$30.3
Equity securities:
U.S. equity	147.5	94.4	—	241.9
International equity	38.0	155.9	—	193.9
Alternatives	—	108.7	2.2	110.9
Mutual funds (c)	111.7	23.7	—	135.4
U.S. government securities	73.1	0.1	—	73.2
U.S. government futures	0.5	—	—	0.5
Corporate bonds	—	101.7	—	101.7
Senior secured loans	—	4.0	—	4.0
Mortgage-backed securities	—	15.9	—	15.9
High-yield bonds	—	11.7	—	11.7
Insurance contracts related to foreign plans	—	14.8	—	14.8
Fair value of net plan assets at the end of the year	$370.8	$561.2	$2.2	$934.2
(a) There were $15.3 million of transfers of plan assets between the three levels of the fair value hierarchy during the year.
(b) Reflects cash and cash equivalents held in overnight cash investments.
(c) 18% of mutual funds invest in fixed income types of securities; 82% invest in equity securities.

The fair values of the Company’s net pension assets, by fair value hierarchy, for both the U.S and foreign pension plans as of December 31, 2014, by asset category are as follows (in millions):

Asset category: (a)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents (b)	$—	$57.2	$—	$57.2
Equity securities:
U.S. equity	183.5	98.6	—	282.1
International equity	37.0	101.9	1.9	140.8
Alternatives	—	115.2	1.9	117.1
Mutual funds (c)	166.8	8.0	—	174.8
U.S. government securities	77.6	—	—	77.6
U.S. government futures	(0.3)	—	—	(0.3)
Corporate bonds	—	107.3	—	107.3
Senior secured loans	—	4.1	—	4.1
Mortgage-backed securities	—	15.6	—	15.6
High-yield bonds	—	12.9	—	12.9
Insurance contracts related to foreign plans	—	15.9	—	15.9
Fair value of net plan assets at the end of the year	$464.6	$536.7	$3.8	$1,005.1
(a) There were no transfers of plan assets between the three levels of the fair value hierarchy during the year.
(b) Reflects cash and cash equivalents held in overnight cash investments.
(c) 25% of mutual funds invest in fixed income types of securities; 75% invest in equity securities.

U.S. equities are valued at the closing price reported in an active market on which the individual securities are traded. U.S. equities and non-U.S. equities are also valued at the net asset value provided by the independent administrator or custodian of the commingled fund.  The net asset value is based on the value of the underlying equities, which are traded on an active market. Corporate bonds are valued using inputs such as the closing price reported, if traded on an active market, values derived from comparable securities of issuers with similar credit ratings, or under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments. Fixed income investments are also valued at the net asset value provided by the independent administrator or custodian of the fund.  The net asset value is based on the underlying assets, which are valued using inputs such as the closing price reported, if traded on an active market, values derived from comparable securities of issuers with similar credit ratings, or under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments.  Alternative investments are primarily valued at the net asset value as determined by the independent administrator or custodian of the fund.  The net asset value is based on the underlying investments, which are valued using inputs such as quoted market prices of identical instruments or values derived from comparable securities of issuers with similar credit ratings, or under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments.
Postretirement Plans
The Company sponsors several postretirement defined benefit plans covering certain salaried and hourly employees. The plans provide health care and life insurance benefits for certain eligible retirees.

Net period postretirement benefit cost (income) - in millions:	2015	2014	2013
Service cost - benefits earned during the period	$—	$—	$—
Interest cost on benefit obligation	0.5	0.6	0.6
Amortization of prior service cost	—	(0.2)	(0.5)
Amortization of actuarial gain	(0.2)	(0.5)	(0.3)
Net periodic benefit income	$0.3	$(0.1)	$(0.2)

	2015	2014
Changes in benefit obligation (in millions):
Benefit obligation - beginning of year	$12.8	$11.9
Interest cost on projected benefit obligation	0.5	0.6
Actuarial (gain) loss	(1.3)	1.6
Benefits paid	(1.3)	(1.3)
Benefit obligation - end of year	$10.7	$12.8

The measurement date for the Company’s postretirement plans is December 31.

Future postretirement plan benefit payments (in millions):
2016	$1.1
2017	1.1
2018	1.1
2019	1.0
2020	1.0
2021-2025	4.0
Total	$9.3

The following table sets forth the funded status and amounts recognized in Teledyne’s consolidated balance sheets for the postretirement plans at year-end 2015 and 2014 (in millions):

	2015	2014
Funded status:
Funded status	$(10.7)	$(12.8)
Unrecognized net gain	(4.2)	(3.1)
Accrued benefit cost	$(14.9)	$(15.9)

Amounts recognized in the consolidated balance sheets:
Accrued postretirement benefits (long-term)	$(9.6)	$(11.6)
Accrued postretirement benefits (short-term)	(1.1)	(1.2)
Accumulated other comprehensive income	(4.2)	(3.1)
Net amount recognized	$(14.9)	$(15.9)

At January 3, 2016, the amounts in the AOCI that have not yet been recognized as components of net periodic benefit income for the retiree medical plans are: net gain $4.2 million and net prior service credit of less than $0.1 million. At January 3, 2016, the estimated amortization from AOCI expected to be recognized as components of net periodic benefit income during 2015 for the retiree medical plans are: net gain $0.3 million and net prior service cost of less than $0.1 million.
 The annual assumed rate of increase in the per capita cost of covered benefits (the health care cost trend rate) for health care plans is 7.0% in 2016 and was assumed to decrease to 5.0% by the year 2020 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point increase in the assumed health care cost trend rates would result in an increase in the annual service and interest costs by less than $0.1 million for 2015 and would result in an increase in the postretirement benefit obligation by $0.4 million at January 3, 2016. A one percentage point decrease in the assumed health care cost trend rates would result in a decrease in the annual service and interest costs by less than $0.1 million for 2015 and would result in a decrease in the postretirement benefit obligation by $0.3 million at January 3, 2016.